AMENDMENT DATED NOVEMBER 26, 2024

TO THE CURRENTLY EFFECTIVE PROSPECTUS OF

THE FUNDS LISTED ON EXHIBIT A HERETO

(EACH A “FUND AND COLLECTIVELY THE “FUNDS”)

You should read this Amendment in conjunction with each Fund's Prospectus and retain it for future reference.

As of November 30, 2024, the section entitled “Appendix A: Waivers and Discounts Available from Certain Financial Intermediaries” of each Fund's Prospectus is amended as follows:

Ameriprise Financial

Front-end sales charge reductions on Class A shares purchased through Ameriprise Financial

Shareholders purchasing Class A shares of the fund through an Ameriprise Financial platform or account are eligible only for the following sales charge reductions, which may differ from those disclosed elsewhere in this prospectus or the SAI. Such shareholders can reduce their initial sales charge on the purchase of Class A shares as follows:

•Transaction size breakpoints, as described in this prospectus or the SAI.

•Rights of accumulation (ROA), as described in this prospectus or the SAI.

•Letter of intent, as described in this prospectus or the SAI.

Front-end sales charge waivers on Class A shares purchased through Ameriprise Financial

Shareholders purchasing Class A shares of the fund through an Ameriprise Financial platform or account are eligible only for the following sales charge waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI. Such shareholders may purchase Class A shares at NAV without payment of a sales charge as follows:

•shares purchased by employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer- sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

•shares purchased through reinvestment of capital gains and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the same fund family).

•shares exchanged from Class C shares of the same fund in the month of or following the seven- year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load waived shares, that waiver will also apply to such exchanges.

•shares purchased by employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.

•shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise Financial advisor and/or the advisor's spouse, advisor's lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor's lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.

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•shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).

CDSC waivers on Class A and C shares purchased through Ameriprise Financial

Fund shares purchased through an Ameriprise Financial platform or account are eligible only for the following CDSC waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI:

•redemptions due to death or disability of the shareholder

•shares sold as part of a systematic withdrawal plan as described in this prospectus or the SAI

•redemptions made in connection with a return of excess contributions from an IRA account

•shares purchased through a Right of Reinstatement (as defined above)

•redemptions made as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code

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EXHIBIT A

Prudential Investment Portfolios, Inc.

PGIM Balanced Fund

PGIM Jennison Focused Value Fund

PGIM Jennison Growth Fund

Prudential Investment Portfolios 3

PGIM Jennison Focused Growth Fund

PGIM Real Assets Fund

PGIM Quant Solutions Large-Cap Value Fund

PGIM Strategic Bond Fund

Prudential Investment Portfolios 4

PGIM Muni High Income Fund

Prudential Investment Portfolios 5

PGIM Jennison Diversified Growth Fund

PGIM Jennison Rising Dividend Fund

Prudential Investment Portfolios 6

PGIM California Muni Income Fund

Target Portfolio Trust

PGIM Core Bond Fund

PGIM Corporate Bond Fund

PGIM Quant Solutions Small-Cap Value Fund

Prudential Investment Portfolios 7

PGIM Jennison Value Fund

Prudential Investment Portfolios 8

PGIM Securitized Credit Fund

PGIM Quant Solutions Large-Cap Index Fund

Prudential Investment Portfolios 9

PGIM Absolute Return Bond Fund

PGIM Quant Solutions Large-Cap Core Fund

PGIM Real Estate Income Fund

PGIM Select Real Estate Fund

Prudential Investment Portfolios, Inc. 10

PGIM Jennison Global Equity Income Fund

PGIM Quant Solutions Mid-Cap Value Fund

Prudential Investment Portfolios 12

PGIM Global Real Estate Fund

PGIM Jennison International Small-Mid Cap Opportunities Fund PGIM Jennison NextGeneration Global Opportunities Fund PGIM Jennison Technology Fund

PGIM Short Duration Muni Fund PGIM US Real Estate Fund

Prudential Investment Portfolios, Inc. 14

PGIM Floating Rate Income Fund

PGIM Government Income Fund

Prudential Investment Portfolios, Inc. 15

PGIM ESG High Yield Fund

PGIM High Yield Fund

PGIM Short Duration High Yield Income Fund

Prudential Investment Portfolios 16

PGIM Income Builder Fund

Prudential Investment Portfolios, Inc. 17

PGIM ESG Short Duration Multi-Sector Bond Fund PGIM ESG Total Return Bond Fund

PGIM Short Duration Multi-Sector Bond Fund PGIM Total Return Bond Fund

Prudential Investment Portfolios 18

PGIM Jennison MLP Fund

Prudential Global Total Return Fund, Inc.

PGIM Global Total Return Fund

PGIM Global Total Return (USD Hedged) Fund

Prudential Jennison Blend Fund, Inc. PGIM Jennison Blend Fund

Prudential Jennison Mid-Cap Growth Fund, Inc. PGIM Jennison Mid-Cap Growth Fund

Prudential Jennison Natural Resources Fund, Inc. PGIM Jennison Natural Resources Fund

Prudential Jennison Small Company Fund, Inc. PGIM Jennison Small Company Fund

Prudential National Muni Fund, Inc.

PGIM National Muni Fund

Prudential Sector Funds, Inc.

PGIM Jennison Financial Services Fund

PGIM Jennison Health Sciences Fund

PGIM Jennison Utility Fund

Prudential Short-Term Corporate Bond Fund, Inc.

PGIM Short-Term Corporate Bond Fund

Prudential World Fund, Inc.

PGIM Emerging Markets Debt Hard Currency Fund PGIM Emerging Markets Debt Local Currency Fund

PGIM Jennison Emerging Markets Equity Opportunities Fund PGIM Jennison Global Infrastructure Fund

PGIM Jennison Global Opportunities Fund PGIM Jennison International Opportunities Fund PGIM Quant Solutions International Equity Fund

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